Note 3 - Goodwill and Intangible Assets (Details) - Intangible Assets (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 39,801,000	$ 12,085,224	$ 12,079,968	$ 12,091,776
Accumulated amortization	(1,164,845)	(11,400,781)	(10,815,966)	(9,947,590)
Net carrying amount	38,624,863	684,443	1,264,002	2,144,186
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	5 years	5 years	5 years	5 years
Gross Carrying Amount	9,607,000	6,430,000	6,430,000	6,430,000
Accumulated amortization	(380,494)	(6,430,000)	(6,408,510)	(6,302,510)
Net carrying amount	9,226,506		21,490	127,490
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	7 years	8 years	8 years	8 years
Gross Carrying Amount	17,276,000	4,921,204	4,916,569	4,926,983
Accumulated amortization	(461,830)	(4,399,984)	(3,912,070)	(3,255,537)
Net carrying amount	16,814,170	521,220	1,004,499	1,671,446
Partner Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	7 years
Gross Carrying Amount	8,000,000
Accumulated amortization	(225,320)
Net carrying amount	7,774,680
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	5 years	7 years
Gross Carrying Amount	3,318,000	463,068
Accumulated amortization	(29,589)	(299,845)
Net carrying amount	3,288,411	163,223
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	4 years	5 years	5 years	5 years
Gross Carrying Amount	1,600,000	270,952	270,623	271,361
Accumulated amortization	(78,904)	(270,952)	(248,388)	(194,707)
Net carrying amount	$ 1,521,096		$ 22,235	$ 76,654